Financial Instruments (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Carrying Values And Estimated Fair Values

	August 31, 2021		August 31, 2020
	Carrying value	Estimated fair value	Carrying value	Estimated fair value

Liabilities

Long-term debt (including current portion) (1)	4,550	5,263	4,548	5,613

(1)	Level 2 fair value – determined by valuation techniques using inputs based on observable market data, either directly or indirectly, other than quoted prices.

Allowance for Doubtful Accounts for Expected Credit Losses

	2021 $	2020 $

Balance, beginning of period	74	63

Additions (doubtful accounts expense)	25	60

Net usage	(21)	(49)

Balance, end of period	78	74

Undiscounted Contractual Maturities

	Short-term borrowings	Accounts payable and accrued liabilities (1)	Long-term debt repayable at maturity	Leases (note 14)	Interest payments

Within one year	200	988	1	151	218

1 to 3 years	–	–	1,002	291	407

3 to 5 years	–	–	44	260	351

Over 5 years	–	–	3,550	894	1,757

	200	988	4,597	1,596	2,733

(1)	Includes accrued interest and dividends of $210.